MFS Total Return Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
S&P 500 Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Blended Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	8.47%	9.78%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.11%	6.42%	7.65%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	10.83%	6.15%	7.38%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	10.94%	6.26%	7.49%
Class F
Prospectus [Line Items]
Average Annual Return, Percent	10.89%	6.20%	7.44%